FIXED ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FIXED ASSETS

As of March 31, 2022 and December 31, 2021, the Company has the following fixed assets:

	2022	2021
Non-residential property – 20 year-life	$345,497	$345,497
Equipment – 5 year-life	14,282	5,772
Furniture and fixtures – 5 year-life	16,307	16,307
Accumulated depreciation	(16,980)	(11,129)
	$359,106	$356,447

As of December 31, 2021 and 2020, the Company has the following fixed assets:

	2021	2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(11,129)	-
	$356,447	$-

SCHEDULE OF GOODWILL

As of March 31, 2022 and December 31, 2021, the Company has recorded goodwill as follows:

	2022	2021
Tickeri	$3,353,392	$3,353,392
Monster Creative	3,177,954	3,177,954
BizSecure	3,981,000	-
Ixaya	-	-
	$10,512,346	$6,531,346
As of December 31, 2021 and 2020, the Company has recorded goodwill as follows:
	2021	2020
Tickeri	$3,353,392	$-
Monster Creative	3,177,954	-
	$6,531,346	$-